Average Annual Total Returns - Anfield Dynamic Fixed Income ETF		12 Months Ended	52 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [2]
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(1.89%)
Bloomberg Intermediate U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.46%	(0.76%)
Anfield Dynamic Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		1.24%	(1.82%)
Performance Inception Date		Aug. 17, 2020
Anfield Dynamic Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.04%)	(2.61%)
Anfield Dynamic Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.73%	(1.70%)

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	Inception date is August 17, 2020.
[3]	The Bloomberg Intermediate U.S. Aggregate Bond Index is a market index of high quality, domestic fixed income securities with maturities of less than 10 years. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.